Long-Term Debt - Summary of Company's Long-term Debt Facilities Arising From Financing Activities (Detail) - Secured Term Loans And Algoma Dock Term Loan [Member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019
Secured Term Loan Facility [Member]
Disclosure Of Long Term Borrowings Other Than Bank Loan [Line Items]
Beginning balance	$ 377.0	$ 389.9	$ 372.9
Interest payment in kind		33.2
Facility repayment	(381.8)	(3.8)	(3.8)
Unwinding of issuance costs of debt facility	5.2	1.2	1.2
Foreign exchange	(0.4)	(43.4)	19.6
Ending balance	0.0	377.0
Algoma Docks Term Loan Facility [Member]
Disclosure Of Long Term Borrowings Other Than Bank Loan [Line Items]
Beginning balance	76.0	94.4	95.9
Interest payment in kind		0.0
Facility repayment	(76.0)	(8.8)	(6.5)
Unwinding of issuance costs of debt facility	0.0	0.0
Foreign exchange	0.0	(9.6)	$ 5.0
Ending balance	$ 0.0	$ 76.0